UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported) _____________

Commission File Number of securitizer: _____________

Central Index Key Number of securitizer: _____________

 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002123615 (Loan Funding Structure LLC)

BRAVO Residential Funding Trust 2026-CES1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Non-ATR QM

Schedule 6— Rating Agency ATR QM

Schedule 7— Valuations Summary

Schedule 8— Waived Conditions Report

Schedule 9— Loan Level Tape Compare

Schedule 10— Standard Upload

99.2     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Supplemental Report

Schedule 4— Rating Agency Grades Summary Report

Schedule 5— Valuations Report

Schedule 6— Data Compare Report

99.3   Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1— Narrative

Schedule 2— Standard Exceptions Report

Schedule 3— Grading Report

Schedule 4— Valuation Report

Schedule 5— Supplemental Data Report

Schedule 6— Business Purpose Report

Schedule 7— Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 30, 2026

LOAN FUNDING STRUCTURE LLC

(Securitizer)

By:	/s/ Jason Steiner
	Name:	Jason Steiner
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Non-ATR QM

Schedule 6— Rating Agency ATR QM

Schedule 7— Valuations Summary

Schedule 8— Waived Conditions Report

Schedule 9— Loan Level Tape Compare

Schedule 10— Standard Upload

99.2     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Supplemental Report

Schedule 4— Rating Agency Grades Summary Report

Schedule 5— Valuations Report

Schedule 6— Data Compare Report

99.3   Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1— Narrative

Schedule 2— Standard Exceptions Report

Schedule 3— Grading Report

Schedule 4— Valuation Report

Schedule 5— Supplemental Data Report

Schedule 6— Business Purpose Report

Schedule 7— Data Compare Report

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